Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Net Capitalized Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Proved properties	$ 367,372	$ 178,835
Unproved properties	152,741	227,525
Total capitalized costs	520,113	406,360
Less: accumulated depletion	(17,477)	(1,566)
Net capitalized costs	$ 502,636	$ 404,794